Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ (3,771)	$ 1,866	$ 284
Available-for-sale investments (including reclassifications), Pre-tax	[1]	0	14	1
Cash flow hedges (including reclassifications), pre-tax		(6)	425	(362)
Costs of hedging (including reclassifications), Pre-tax		(186)
Share of items relating to equity-accounted entities, net of tax, Pre-tax		417	564	833
Other, Pre-tax		0	0	0
Tax
Currency translation differences (including reclassifications), Tax		(16)	(95)	78
Cash flow hedges (including reclassifications), Tax		0	(29)	31
Costs of hedging (including reclassifications), Tax		13
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		7	(72)	(96)
Available-for-sale investments (including reclassifications), Tax			0	0
Currency translation differences (including reclassifications), Net of tax		(3,787)	1,771	362
Available-for-sale investments (including reclassifications), Net of tax			14	1
Cash flow hedges (including reclassifications), Net of tax		(6)	396	(331)
Costs of hedging (including reclassifications), Net of tax		(173)
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	417	564	833
Other, Net of tax		7	(72)	(96)
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	2,317	3,646	(2,496)
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	(37)	0	0
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		(718)	(1,303)	739
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		1,599	2,343	(1,757)
Share of items relating to equity-accounted entities, net of tax, Net of tax		(37)
Costs of hedges that will subsequently be transferred to the balance sheet		(37)
Other comprehensive income, Pre-tax		(1,266)	6,515	(1,740)
Other comprehensive income, Tax		(714)	(1,499)	752
Other comprehensive income	[1],[2]	$ (1,980)	$ 5,016	$ (988)

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.